FINANCIAL RISK MANAGEMENT - Narrative (Details)	12 Months Ended
	Jan. 02, 2022 USD ($) $ / lb	Jan. 03, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables purchase agreement, maximum of sale of accounts receivables	$ 225,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, per unit | $ / lb	0.01
SSensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on material costs	$ 6,000,000
Long-term debt (note 12)	$ 600,000,000	$ 1,000,000,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	50.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings	$ (1,200,000)
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 12)	400,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 12)	300,000,000	$ 300,000,000
Unsecured Notes Payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt (note 12)	$ 100,000,000
Debtor Concentration Risk | Ten Largest Trade Debtors | Accounts Receivable Benchmark
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration Risk, Percentage	78.00%	76.00%
Debtor Concentration Risk | Largest Trade Debtor | Accounts Receivable Benchmark
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration Risk, Percentage	24.00%	23.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 400,000,000
Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	250,000,000
Interest rate risk | Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025 | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 100,000,000